Other Long-term Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Other Long-term Liabilities
The following table presents the components of other long-term liabilities as of December 31, 2020 and 2019:

	December 31,
	2020	2019
Contingent purchase obligation	$80,618	$132,504
Provision for vacation pay	38,757	33,094
Accrued expenses on evacuation(*)	33,186	41,805
Provision for losses on long-term contracts	10,436	—
Other	18,744	18,075
	$181,741	$225,478

(*)    Accrued expenses on evacuation - expenses related to relocation of certain of IMI's facilities (see Note 1D(5)).